<SEC-DOCUMENT>0001298596-11-000005.txt : 20110509
<SEC-HEADER>0001298596-11-000005.hdr.sgml : 20110509
<ACCEPTANCE-DATETIME>20110509113524
ACCESSION NUMBER:		0001298596-11-000005
CONFORMED SUBMISSION TYPE:	13F-HR
PUBLIC DOCUMENT COUNT:		1
CONFORMED PERIOD OF REPORT:	20110331
FILED AS OF DATE:		20110509
DATE AS OF CHANGE:		20110509
EFFECTIVENESS DATE:		20110509

FILER:

	COMPANY DATA:
		COMPANY CONFORMED NAME:			FMA ADVISORY INC
		CENTRAL INDEX KEY:			0001298596
		IRS NUMBER:				251618721
		STATE OF INCORPORATION:			PA
		FISCAL YEAR END:			1231

	FILING VALUES:
		FORM TYPE:		13F-HR
		SEC ACT:		1934 Act
		SEC FILE NUMBER:	028-10934
		FILM NUMBER:		11821982

	BUSINESS ADDRESS:
		STREET 1:		1631 NORTH FRONT STREET
		CITY:			HARRISBURG
		STATE:			PA
		ZIP:			17102
		BUSINESS PHONE:		717-232-8850

	MAIL ADDRESS:
		STREET 1:		1631 NORTH FRONT STREET
		CITY:			HARRISBURG
		STATE:			PA
		ZIP:			17102
</SEC-HEADER>

<SEQUENCE>1
<FILENAME>inftable.txt

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/11
Check here if Amendment [ X ]; Amendment Number: __1___

This Amendment (Check only one.):
   [ X ] is a restatement.  Corrected Holdings Information
   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
				Name:	FMA Advisory, Inc.
				Address:  1631 North Front Street
						Harrisburg, PA 17102
				13F File Number: 028-10934
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Robert E. Caplan
Title:      Partner
Phone:    717-232-8850
Signature,			Place,			and Date of Signing:




Robert E. Caplan		Harrisburg, PA		July 14, 2011
Report Type (Check only one.):
				[X ] 13F HOLDINGS REPORT.
				[  ] 13F NOTICE.
				[  ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers: None
Form 13F Information Table Entry Total: 150
Form 13F Information Table Value Total: $159,604
					(Thousands)

List of Other Included Managers:  None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579y101      899 9615.8516SH       SOLE
AT&T Corp                      COM              00206r102     1482 48431.0109SH      SOLE
Abbott Laboratories            COM              002824100     1247 25417.2230SH      SOLE
Accenture PLC                  COM              g1151c101     1609 29264.7170SH      SOLE
Adobe Systems Inc              COM              00724f101      209 6310.0000SH       SOLE
Air Products and Chemicals Inc COM              009158106     2542 28184.7105SH      SOLE
Altria Group Inc               COM              02209s103     1515 58215.0053SH      SOLE
American Capital Ltd           COM              02503y103      155 15654.0759SH      SOLE
American Express Co            COM              025816109      422 9332.8306SH       SOLE
American Locker Group Inc      COM              027284108       88 54105.0000SH      SOLE
Amerisource-Bergen Corp        COM              03073e105     2057 51990.9399SH      SOLE
Amgen Inc                      COM              031162100     1193 22327.0000SH      SOLE
Apache Corp                    COM              037411105      419 3200.2670SH       SOLE
Apple Computer                 COM              037833100      770 2210.0000SH       SOLE
ArcelorMittal-NY Registered    COM              03938L104      571 15784.5400SH      SOLE
Arrow Electronics Inc          COM              042735100     1370 32703.0000SH      SOLE
Automatic Data Processing Inc  COM              053015103     1338 26072.4800SH      SOLE
BB&T Corp                      COM              054937107     1021 37208.1390SH      SOLE
Bank of America Corp           COM              060505104     2077 155777.5211SH     SOLE
Bank of Nova Scotia            COM              064149107     1028 16752.9200SH      SOLE
Bridge Bancorp Inc             COM              108035106      224 10000.0000SH      SOLE
Capital One Financial Corp     COM              14040h105      326 6280.6427SH       SOLE
Carrefour SA - Unspon ADR      COM              144430105      100 11305.0000SH      SOLE
Caterpillar Inc                COM              149123101     2948 26477.9048SH      SOLE
CenturyLink Inc                COM              156700106      371 8925.1485SH       SOLE
Chevron Corp                   COM              166764100     7126 66292.9064SH      SOLE
Chubb Corp                     COM              171232101     1036 16900.7707SH      SOLE
Cisco Systems Inc              COM              17275r102      891 51950.0000SH      SOLE
Citigroup Inc                  COM              172967101      332 75005.3655SH      SOLE
Coca-Cola Co                   COM              191216100      258 3895.1270SH       SOLE
Cohen & Steers Quality Income  COM              19247L106      556 55578.5260SH      SOLE
Colgate-Palmolive Co           COM              194162103      905 11202.2528SH      SOLE
Computer Sciences Corp         COM              205363104     1397 28659.7500SH      SOLE
ConocoPhillips                 COM              20825c104     4355 54527.1742SH      SOLE
Costco Wholesale Corp          COM              22160k105     1081 14738.9137SH      SOLE
Covidien PLC                   COM              G2554F113      350 6746.8710SH       SOLE
Crane Co                       COM              224399105      738 15241.9612SH      SOLE
Danaher Corp                   COM              235851102      797 15352.0079SH      SOLE
Deere and Co                   COM              244199105      759 7834.4406SH       SOLE
Dominion Resources Inc         COM              25746u109     2236 50012.5471SH      SOLE
EMC Corporation                COM              268648102     1258 47383.0000SH      SOLE
Exelon Corp                    COM              30161N101     2306 55918.6591SH      SOLE
Exxon Mobil Corp               COM              30231g102     1932 22960.8946SH      SOLE
FedEx Corp                     COM              31428X106      327 3493.8493SH       SOLE
Fifth Third Bancorp            COM              316773100      334 24028.4190SH      SOLE
Flextronics International Ltd  COM              y2573f102      349 46729.0000SH      SOLE
Ford Motor Co                  COM              345370860      375 25126.0000SH      SOLE
General Electric Co            COM              369604103     1931 96326.2513SH      SOLE
Gentex Corporation             COM              371901109      502 16604.4288SH      SOLE
Health Care REIT Inc           COM              42217K106     1639 31251.4129SH      SOLE
Hersha Hospitality Trust       COM              427825104      456 76793.0000SH      SOLE
Hess Corporation               COM              42809h107      392 4605.3560SH       SOLE
Honda Motor Co Ltd - Spon ADR  COM              438128308      265 7053.5910SH       SOLE
Honeywell International Inc    COM              438516106     1841 30830.2630SH      SOLE
Illinois Tool Works Inc        COM              452308109     1211 22543.5989SH      SOLE
Ingersoll-Rand Plc             COM              g47791101     2745 56819.7083SH      SOLE
Intel Corp                     COM              458140100      284 14075.6722SH      SOLE
International Business Machine COM              459200101     2372 14546.9200SH      SOLE
JP Morgan Chase & Co           COM              46625h100      436 9454.1338SH       SOLE
Johnson & Johnson Inc          COM              478160104     2102 35480.9374SH      SOLE
Kimberly-Clark Corp            COM              494368103     1112 17043.7319SH      SOLE
Kinder Morgan Energy Partners  COM              494550106     3310 44681.9573SH      SOLE
Laboratory Corporation of Amer COM              50540r409      228 2470.0000SH       SOLE
Lockheed Martin Corp           COM              539830109      399 4962.6677SH       SOLE
Lowe's Companies Inc           COM              548661107     1196 45238.1288SH      SOLE
M&T Bank Corp                  COM              55261f104     1229 13896.2888SH      SOLE
Magellan Midstream Partners    COM              559080106     2286 38185.4526SH      SOLE
Manitowoc Company Inc          COM              563571108     1754 80186.1035SH      SOLE
Market Vectors-Coal ETF        COM              57060U837     1038 20463.9850SH      SOLE
Masco Corp                     COM              574599106      374 26880.0000SH      SOLE
Mastec Inc                     COM              576323109      308 14825.0000SH      SOLE
McDonalds Corp                 COM              580135101      223 2928.8459SH       SOLE
McGraw Hill Inc                COM              580645109      327 8297.6983SH       SOLE
Medtronic Inc                  COM              585055106      230 5855.5870SH       SOLE
Metro Bancorp Inc              COM              59161R101     5289 428278.0569SH     SOLE
Microsoft Corp                 COM              594918104      736 28974.5111SH      SOLE
Midcap SPDR Trust Series 1     COM              78467y107      219 1220.7036SH       SOLE
Mizuho Financial Group Inc - A COM              60687Y109       42 12705.0000SH      SOLE
Monsanto Company               COM              61166w101      514 7111.7230SH       SOLE
Moog Inc                       COM              615394202      849 18488.0000SH      SOLE
Mylan Laboratories Inc         COM              628530107     1946 85888.4660SH      SOLE
Nestle SA                      COM              641069406     1605 27894.0000SH      SOLE
NextEra Energy Inc             COM              65339F101      386 7005.2440SH       SOLE
Ngas Resources Inc             COM              62912T103        8 11000.0000SH      SOLE
Norfolk Southern Corp          COM              655844108      253 3650.0000SH       SOLE
Nucor Corporation              COM              670346105      822 17862.4321SH      SOLE
Opko Health Inc                COM              68375n103       62 16652.0000SH      SOLE
Oracle Corp                    COM              68389X105      515 15392.3582SH      SOLE
Orrstown Financial Services In COM              687380105      316 11277.0000SH      SOLE
Owens-Illinois Inc             COM              690768403      538 17829.0000SH      SOLE
PNC Financial Services Group   COM              693475105     2574 40858.5740SH      SOLE
PPG Industries Inc             COM              693506107      250 2626.8792SH       SOLE
PPL Corp                       COM              69351t106     1092 43146.6264SH      SOLE
Par Pharmaceutical Cos Inc     COM              69888P106      517 16619.0000SH      SOLE
Parker Hannifin                COM              701094104     1693 17878.9970SH      SOLE
Paychex Inc                    COM              704326107      537 17097.4441SH      SOLE
Pepsico Inc                    COM              713448108     4010 62257.9513SH      SOLE
Pfizer Inc                     COM              717081103      386 18983.1560SH      SOLE
Philip Morris International In COM              718172109     2734 41655.6400SH      SOLE
PowerShares QQQ NASDAQ 100     COM              73935A104     1426 24821.6995SH      SOLE
PowerShares Water Resources Po COM              73935x575      477 23459.9380SH      SOLE
Praxair Inc                    COM              74005p104     2237 22014.0836SH      SOLE
ProShares UltraShort 20+ Yr Tr COM              74347r297      283 7555.0000SH       SOLE
Procter & Gamble Co            COM              742718109     1627 26409.6258SH      SOLE
Quest Diagnostics Inc          COM              74834l100      797 13804.5297SH      SOLE
Republic First Bancorp Inc     COM              760416107       59 21000.0000SH      SOLE
Research In Motion             COM              760975102      531 9383.3300SH       SOLE
Rite Aid Corp                  COM              767754104       51 47966.0450SH      SOLE
Royal Bank of Canada           COM              780087102     1792 28922.2330SH      SOLE
Rydex S&P Equal Weight Technol COM              78355w817      942 16421.0630SH      SOLE
SPDR Barclays High Yield Bond  COM              78464a417      254 6273.0064SH       SOLE
SPDR Dow Jones Industrial Aver COM              78467X109      456 3704.0001SH       SOLE
Schlumberger Ltd               COM              806857108      213 2287.0000SH       SOLE
Sealed Air Corp                COM              81211K100      473 17737.7220SH      SOLE
Sirius XM Radio Inc            COM              82967n108      143 86720.0000SH      SOLE
Steel Dynamics Inc             COM              858119100      320 17067.5750SH      SOLE
Stryker Corp                   COM              863667101     1411 23203.1375SH      SOLE
T Rowe Price Group Inc         COM              74144t108     2657 40010.3328SH      SOLE
TE Connectivity Ltd            COM              H84989104      347 9957.4340SH       SOLE
Target Corp                    COM              87612e106      222 4435.5603SH       SOLE
Teva Pharmaceutical Industries COM              881624209     1934 38556.6970SH      SOLE
The Goldman Sachs Group Inc    COM              38141g104      367 2314.0485SH       SOLE
The Hershey Company            COM              427866108      254 4667.7402SH       SOLE
The Travelers Companies Inc    COM              89417E109      551 9270.8916SH       SOLE
The Walt Disney Co             COM              254687106     1525 35380.1450SH      SOLE
Thermo Fisher Scientific Inc   COM              883556102     1128 20310.0000SH      SOLE
Toll Brothers Inc              COM              889478103      222 11250.0000SH      SOLE
Toronto Dominion Bank          COM              891160509      245 2766.2680SH       SOLE
Toyota Motor Corp - Spon ADR   COM              892331307      260 3240.0000SH       SOLE
Transocean Ltd                 COM              h8817h100      364 4675.0000SH       SOLE
Triumph Group Inc              COM              896818101      988 11167.8468SH      SOLE
US Bancorp                     COM              902973304      643 24317.0000SH      SOLE
Unilever PLC - Sp ADR          COM              904767704     1364 44557.7493SH      SOLE
United Technologies Corp       COM              913017109     4126 48739.6699SH      SOLE
VF Corp                        COM              918204108      642 6520.8150SH       SOLE
Verizon Communications         COM              92343v104     2162 56085.2850SH      SOLE
Visa Inc                       COM              92826C839      203 2755.6010SH       SOLE
Walgreen Co                    COM              931422109      562 14011.3140SH      SOLE
WellPoint Inc                  COM              94973v107      688 9857.5209SH       SOLE
Wells Fargo & Co               COM              949746101     1440 45408.4339SH      SOLE
Zimmer Holdings Inc            COM              98956p102     1335 22053.0008SH      SOLE
iPath MSCI India Index ETN     COM              06739f291      283 3890.0000SH       SOLE
iShares DJ Select Dividend Ind COM              464287168      726 13931.3826SH      SOLE
iShares Dow Jones US Healthcar COM              464288828      801 12943.8298SH      SOLE
iShares MSCI Australia Index   COM              464286103      670 25158.3640SH      SOLE
iShares MSCI Brazil Index Fund COM              464286400      720 9292.8440SH       SOLE
iShares MSCI Canada Index Fund COM              464286509     3690 109792.0349SH     SOLE
iShares MSCI South Korea Index COM              464286772      613 9527.9260SH       SOLE
iShares iBoxx $ High Yield Cor COM              464288513      351 3822.0080SH       SOLE
iShares iBoxx Inv Grade Corp B COM              464287242      269 2487.0280SH       SOLE

</SEC-DOCUMENT>